[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2002
(Unaudited)

-  Credit Suisse
   International Small Company Fund




More complete information about the Fund, including charges and expenses, is provided in the Prospectus, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 9030, Boston, MA 02205-9030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3147. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

THE FUND'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE FUND'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF APRIL 30, 2002; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE INTERNATIONAL SMALL COMPANY FUND
PORTFOLIO MANAGER'S LETTER
April 30, 2002

                                                                    May 28, 2002

Dear Shareholder:

   For the six months ended April 30, 2002, the Common Class shares of Credit Suisse International Small Company Fund(1) (the "Fund") had a gain of 6.14%, vs. a gain of 11.20% for the Morgan Stanley Capital International EAFE Small Cap Index.(2) Note: Effective May 10, 2002, with the approval of a majority of the Fund's shareholders, the Fund merged into Credit Suisse International Focus Fund.

   It was a generally positive period for stock markets around the world. Markets initially surged, ending 2001 on a strong note, continuing to recover from their post-September 11 plunge thanks in part to monetary easing by the world's central banks. Equities were volatile over the latter part of the period, however, with investors often quick to take profits amid economic and profit uncertainty.

   Against this backdrop, the Fund had a gain but lagged its benchmark. One factor that hindered the Fund was its sizable underweighting in materials and commodity companies (which accounted for about 13% of the Fund's benchmark as of the end of the period). These stocks had strong gains, but we continued to believe that, within the small-cap universe, better opportunities for long-term growth existed elsewhere. On the positive side, stocks that helped the Fund included its financial-services and consumer-discretionary holdings.

   We appreciate your investment with us and hope that our association will be a long and fruitful one. Our commentary regarding Credit Suisse International Focus Fund, including recent strategies and outlook, appears elsewhere in this report.

Vincent J. McBride
Co-Portfolio Manager

   INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS. IN ADDITION, INVESTMENTS IN SMALL COMPANIES MAY BE MORE VOLATILE AND LESS LIQUID THAT INVESTMENTS IN LARGER COMPANIES.

                SUMMARY OF ANNUALIZED TOTAL RETURNS (4/30/2002)

                                          SINCE                    INCEPTION
              ONE YEAR                  INCEPTION                    DATE
              --------                  ---------                    ----
               -19.98%                    12.61%                   5/29/1998


(1) Name changed from Credit Suisse Warburg Pincus International Small Company Fund effective December 12, 2001.
(2) The Morgan Stanley Capital International EAFE Small Cap Index is an unmanaged index (with no defined investment objective) of small-cap stocks of companies from developed markets outside of North America. Investors cannot invest directly in an index.

CREDIT SUISSE INTERNATIONAL SMALL COMPANY FUND
SCHEDULE OF INVESTMENTS
April 30, 2002 (Unaudited)


                                                                                        NUMBER OF
                                                                                          SHARES           VALUE
                                                                                          ------           -----
COMMON STOCKS (95.9%)
AUSTRALIA (2.4%)
OIL & GAS (2.4%)
     Oil Search, Ltd.                                                                     794,100      $   473,285
                                                                                                       -----------
TOTAL AUSTRALIA                                                                                            473,285
                                                                                                       -----------
CANADA (3.3%)
DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.0%)
     AXXENT, Inc. Class B(1,2,3,4)                                                         90,000                0
                                                                                                       -----------
METALS & MINING (2.4%)
     Teck Cominco, Ltd.                                                                    53,800          473,674
                                                                                                       -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (0.9%)
     ATI Technologies, Inc.(1)                                                             18,200          185,640
                                                                                                       -----------
TOTAL CANADA                                                                                               659,314
                                                                                                       -----------
CHINA (0.5%)
CHEMICALS (0.5%)
     Aluminum Corporation of China, Ltd.(1)                                               572,400          102,750
                                                                                                       -----------
TOTAL CHINA                                                                                                102,750
                                                                                                       -----------
FINLAND (2.4%)
MACHINERY (2.4%)
     KCI Konecranes International                                                          15,700          475,333
                                                                                                       -----------
TOTAL FINLAND                                                                                              475,333
                                                                                                       -----------
FRANCE (6.9%)
COMMERCIAL SERVICES & SUPPLIES (2.3%)
     Neopost SA(1)                                                                         12,070          456,898
                                                                                                       -----------
LEISURE EQUIPMENT & PRODUCTS (2.2%)
     Trigano SA                                                                            12,700          425,130
                                                                                                       -----------
MACHINERY (2.4%)
     Pinguely-Haulotte                                                                     44,100          478,834
                                                                                                       -----------
TOTAL FRANCE                                                                                             1,360,862
                                                                                                       -----------
HONG KONG (3.6%)
BANKS (2.1%)
     Dah Sing Financial Group                                                              83,200          424,580
                                                                                                       -----------
REAL ESTATE (1.5%)
     Hongkong Land Holdings, Ltd.                                                         170,000          294,100
                                                                                                       -----------
TOTAL HONG KONG                                                                                            718,680
                                                                                                       -----------
HUNGARY (2.1%)
BANKS (2.1%)
     Opt Bank Rt.                                                                          45,900          407,497
                                                                                                       -----------
TOTAL HUNGARY                                                                                              407,497
                                                                                                       -----------


                See Accompanying Notes to Financial Statements.


                                       3

                                                                                        NUMBER OF
                                                                                          SHARES           VALUE
                                                                                          ------           -----
COMMON STOCKS (continued)
IRELAND (1.7%)
AIRLINES (1.7%)
     Ryanair Holdings PLC(1)                                                               61,400      $   333,754
                                                                                                       -----------
TOTAL IRELAND                                                                                              333,754
                                                                                                       -----------
ITALY (6.9%)
BANKS (2.0%)
     Credit Emiliano SpA                                                                   59,020          388,223
                                                                                                       -----------
FOOD PRODUCTS (2.6%)
     Parmalat Finanziaria SpA                                                             144,100          506,393
                                                                                                       -----------
PHARMACEUTICALS (2.3%)
     Recordati SpA                                                                         20,800          453,563
                                                                                                       -----------
TOTAL ITALY                                                                                              1,348,179
                                                                                                       -----------
JAPAN (16.3%)
BANKS (2.4%)
     Aeon Credit Service Company, Ltd.                                                      7,900          465,755
                                                                                                       -----------
COMMERCIAL SERVICES & SUPPLIES (3.5%)
     Venture Link Company, Ltd.                                                            35,400          521,075
     Weathernews, Inc.(1)                                                                  15,000          166,472
                                                                                                       -----------
                                                                                                           687,547
                                                                                                       -----------
FOOD & DRUG RETAILING (2.4%)
     C Two-Network Company, Ltd.                                                           17,600          466,043
                                                                                                       -----------
INTERNET & CATALOG RETAIL (2.6%)
     Belluna Company, Ltd.                                                                 15,400          513,333
                                                                                                       -----------
LEISURE EQUIPMENT & PRODUCTS (1.6%)
     Sega Corp.(1)                                                                         14,400          322,991
                                                                                                       -----------
MARINE (1.7%)
     Nippon Yusen Kabushiki Kaisha                                                        101,000          336,667
                                                                                                       -----------
MULTILINE RETAIL (2.1%)
     Hankyu Department Stores, Inc.                                                        60,000          405,607
                                                                                                       -----------
TOTAL JAPAN                                                                                              3,197,943
                                                                                                       -----------
NETHERLANDS (3.9%)
CONSTRUCTION & ENGINEERING (2.6%)
     Fugro NV                                                                               8,761          506,418
                                                                                                       -----------
FOOD & DRUG RETAILING (1.3%)
     Koninklijke Ahold NV                                                                  10,000          250,047
                                                                                                       -----------
TOTAL NETHERLANDS                                                                                          756,465
                                                                                                       -----------
NORWAY (2.8%)
MEDIA (2.8%)
     Tandberg ASA(1)                                                                       46,500          561,487
                                                                                                       -----------
TOTAL NORWAY                                                                                               561,487
                                                                                                       -----------


                 See Accompanying Notes to Financial Statements.


                                       4

                                                                                        NUMBER OF
                                                                                          SHARES           VALUE
                                                                                          ------           -----
COMMON STOCKS (continued)
Portugal (1.4%)
Wireless Telecommunications Services (1.4%)
     Vodafone Telecel-Comunicacoes Pessoais SA(1)                                          37,400      $   270,275
                                                                                                       -----------
TOTAL PORTUGAL                                                                                             270,275
                                                                                                       -----------
SINGAPORE (2.2%)
BANKS (2.2%)
     United Overseas Bank, Ltd.                                                            54,000          429,210
                                                                                                       -----------
TOTAL SINGAPORE                                                                                            429,210
                                                                                                       -----------
SOUTH KOREA (3.0%)
HOUSEHOLD DURABLES (3.0%)
     Hankuk Electric Glass Company, Ltd.                                                   10,800          592,558
                                                                                                       -----------
TOTAL SOUTH KOREA                                                                                          592,558
                                                                                                       -----------
SPAIN (6.5%)
ENERGY EQUIPMENT & SERVICES (2.8%)
     Grupo Auxiliar Metalurgico SA(1)                                                      32,200          557,369
                                                                                                       -----------
IT CONSULTING & SERVICES (2.1%)
     Indra Sistemas SA                                                                     47,875          423,623
                                                                                                       -----------
SPECIALTY RETAIL (1.6%)
     Aldeasa SA                                                                            17,824          306,759
                                                                                                       -----------
TOTAL SPAIN                                                                                              1,287,751
                                                                                                       -----------
SWEDEN (2.7%)
REAL ESTATE (2.7%)
     Kungsleden AB(1)                                                                      41,400          535,871
                                                                                                       -----------
TOTAL SWEDEN                                                                                               535,871
                                                                                                       -----------
SWITZERLAND (1.6%)
COMPUTERS & PERIPHERALS (1.6%)
     Logitech International SA(1)                                                           6,900          321,126
                                                                                                       -----------
TOTAL SWITZERLAND                                                                                          321,126
                                                                                                       -----------
TAIWAN (2.0%)
SEMICONDUCTOR EQUIPMENT & PRODUCTS (2.0%)
     Siliconware Precision Industries Co.(1)                                              409,000          385,249
                                                                                                       -----------
TOTAL TAIWAN                                                                                               385,249
                                                                                                       -----------
UNITED KINGDOM (23.7%)
COMMERCIAL SERVICES & SUPPLIES (4.8%)
     Amey PLC                                                                             113,000          391,103
     Nestor Healthcare Group PLC                                                           64,600          561,555
                                                                                                       -----------
                                                                                                           952,658
                                                                                                       -----------
COMPUTERS & PERIPHERALS (2.7%)
     Marlborough Stirling PLC                                                             217,500          524,574
                                                                                                       -----------


                See Accompanying Notes to Financial Statements.


                                       5

                                                                                        NUMBER OF
                                                                                          SHARES           VALUE
                                                                                          ------           -----
COMMON STOCKS (continued)
UNITED KINGDOM (CONTINUED)
DIVERSIFIED FINANCIALS (0.5%)
     Insignia Solutions, Inc. ADR(1)                                                       57,800      $   101,167
                                                                                                       -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS (2.4%)
     Aggreko PLC                                                                          100,000          469,251
                                                                                                       -----------
HOUSEHOLD DURABLES (2.9%)
     MFI Furniture Group PLC                                                              270,200          576,862
                                                                                                       -----------
MEDIA (1.9%)
     Incepta Group PLC                                                                    422,800          369,688
                                                                                                       -----------
PHARMACEUTICALS (2.7%)
     Shire Pharmaceuticals Group PLC(1)                                                    71,900          533,330
                                                                                                       -----------
ROAD & RAIL (2.0%)
     Firstgroup PLC                                                                        85,700          388,410
                                                                                                       -----------
SOFTWARE (2.0%)
     Sage Group PLC                                                                       137,500          396,750
                                                                                                       -----------
SPECIALTY RETAIL (1.8%)
     Electronics Boutique PLC                                                             170,000          346,838
                                                                                                       -----------
TOTAL UNITED KINGDOM                                                                                     4,659,528
                                                                                                       -----------

TOTAL COMMON STOCKS (Cost $20,026,404)                                                                  18,877,117
                                                                                                       -----------
WARRANT (0.1%)
CANADA (0.1%)
INTERNET SOFTWARE & SERVICES (0.1%)
     Wysdom, Inc.(1,4)                                                                     87,000           26,970
                                                                                                       -----------
UNITED KINGDOM (0.0%)
SOFTWARE (0.0%)
     Insignia Solutions, Inc., Strike $14.50 expires September 2003(1,4)                   28,900                0
                                                                                                       -----------

TOTAL WARRANTS (COST $330,600)                                                                              26,970
                                                                                                       -----------
                                                                                              PAR
                                                                                             (000)
                                                                                             -----
SHORT-TERM INVESTMENT (3.9%)
     State Street Bank & Trust Co. Euro Time Deposit 1.750% 5/01/02
     (Cost $762,000)                                                                         $762          762,000
                                                                                                       -----------

TOTAL INVESTMENTS AT VALUE (99.9%) (Cost $21,119,004(5))                                                19,666,087

OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)                                                                24,108
                                                                                                       -----------
NET ASSETS (100.0%)                                                                                    $19,690,195
                                                                                                       ===========

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depository Receipt


(1)  Non-income producing security.
(2)  Illiquid security.
(3)  Company filed for bankruptcy 4/23/01.
(4)  Fair value determined by management.
(5)  Also cost for federal income-tax purposes.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL SMALL COMPANY FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2002 (Unaudited)

ASSETS
     Investments at value (Cost $21,119,004)                                                       $  19,666,087
     Cash                                                                                                    554
     Foreign currency (Cost $5,306)                                                                        5,333
     Dividend, interest and reclaim receivable                                                            48,412
     Receivable from investment adviser                                                                   11,311
     Receivable for fund shares sold                                                                       3,419
     Prepaid expenses and other assets                                                                    29,230
                                                                                                   -------------
       Total Assets                                                                                   19,764,346
                                                                                                   -------------
LIABILITIES
     Administrative services fee payable                                                                  18,762
     Distribution fee payable                                                                              4,482
     Directors fee payable                                                                                 2,711
     Other accrued expenses payable                                                                       48,196
                                                                                                   -------------
       Total Liabilities                                                                                  74,151
                                                                                                   -------------
NET ASSETS
     Capital stock, $0.001 par value                                                                       1,294
     Paid-in capital                                                                                  46,442,175
     Accumulated net investment loss                                                                     (13,121)
     Accumulated net realized loss on investments and foreign currency transactions                  (25,288,216)
     Net unrealized depreciation from investments and foreign currency translations                   (1,451,937)
                                                                                                   -------------
       Net Assets                                                                                  $  19,690,195
                                                                                                   =============
COMMON SHARES
     Net assets                                                                                    $  19,690,195
     Shares outstanding                                                                                1,293,987
                                                                                                   -------------
     Net asset value, offering price and redemption price per share                                      $15.22
                                                                                                         ======


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL SMALL COMPANY FUND
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2002 (Unaudited)

INVESTMENT INCOME
     Dividends                                                                                      $    174,573
     Interest                                                                                             15,439
     Foreign taxes withheld                                                                              (22,920)
                                                                                                    ------------
       Total investment income                                                                           167,092
                                                                                                    ------------
EXPENSES
     Investment advisory fees                                                                            127,893
     Administrative services fees                                                                         39,418
     Shareholder servicing/Distribution fees                                                              29,067
     Transfer agent fees                                                                                  49,292
     Registration fees                                                                                    26,567
     Legal fees                                                                                           21,673
     Custodian fees                                                                                       10,836
     Directors fees                                                                                        8,524
     Printing fees                                                                                         7,363
     Offering/Organizational costs                                                                         6,089
     Insurance expense                                                                                     3,866
     Interest expense                                                                                        772
     Audit fees                                                                                              143
     Miscellaneous expense                                                                                 3,808
                                                                                                    ------------
       Total expenses                                                                                    335,311
     Less: fees waived and expenses reimbursed                                                          (155,098)
                                                                                                    ------------
       Net expenses                                                                                      180,213
                                                                                                    ------------
          Net investment loss                                                                            (13,121)
                                                                                                    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY RELATED ITEMS
     Net realized loss from investments                                                               (1,754,394)
     Net realized gain from foreign currency transactions                                                 18,167
     Net change in unrealized appreciation (depreciation) from investments                             3,548,855
     Net change in unrealized appreciation (depreciation) from foreign currency translations                 961
                                                                                                    ------------
     Net realized and unrealized gain from investments and foreign currency related items              1,813,589
                                                                                                    ------------
     Net increase in net assets resulting from operations                                           $  1,800,468
                                                                                                    ============


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL SMALL COMPANY FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                           FOR THE SIX MONTHS
                                                                                 ENDED                FOR THE YEAR
                                                                             APRIL 30, 2002               ENDED
                                                                              (UNAUDITED)           OCTOBER 31, 2001
                                                                              -----------           ----------------
FROM OPERATIONS
     Net investment loss                                                      $    (13,121)       $     (144,301)
     Net loss on investments and foreign currency transactions                  (1,736,227)          (15,517,924)
     Net change in unrealized appreciation (depreciation)
       from investments and foreign currency translations                        3,549,816            (5,607,081)
                                                                              ------------        --------------
       Net increase (decrease) in net assets resulting from operations           1,800,468           (21,269,306)
                                                                              ------------        --------------
FROM CAPITAL SHARE TRANSACTIONS
     Proceeds from sale of shares                                               58,138,575           200,690,116
     Net asset value of shares redeemed                                        (64,846,003)         (225,165,468)
                                                                              ------------        --------------
       Net decrease in net assets from capital share transactions               (6,707,428)          (24,475,352)
                                                                              ------------        --------------
     Net decrease in net assets                                                 (4,906,960)          (45,744,658)

NET ASSETS
     Beginning of period                                                        24,597,155            70,341,813
                                                                              ------------        --------------
     End of period                                                            $ 19,690,195        $   24,597,155
                                                                              ============        ==============
ACCUMULATED NET INVESTMENT LOSS                                               $    (13,121)       $           --
                                                                              ============        ==============


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL SMALL COMPANY FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

                                                                 FOR THE SIX
                                                                 MONTHS ENDED                 FOR THE YEAR ENDED OCTOBER 31,
                                                                APRIL 30, 2002  -------------------------------------------------
                                                                  (UNAUDITED)       2001          2000       1999         1998(1)
                                                                  -----------       ----          ----       ----         -------
PER SHARE DATA
   Net asset value, beginning of period                            $ 14.34       $ 24.78       $ 22.14      $ 8.61      $10.00
                                                                   -------       -------       -------      ------      ------
INVESTMENT OPERATIONS
   Net investment income (loss)                                      (0.01)        (0.08)        (0.08)      (0.02)       0.01
   Net gain (loss) on investments
      and foreign currency related items
      (both realized and unrealized)                                  0.89        (10.36)         4.05       13.55       (1.40)
                                                                   -------       -------       -------      ------      ------
         Total from investment operations                             0.88        (10.44)         3.97       13.53       (1.39)
                                                                   -------       -------       -------      ------      ------
LESS DIVIDENDS AND DISTRIBUTIONS
   Dividends from net investment income                                 --            --         (0.02)         --          --
   Distributions from net realized gains                                --            --         (1.31)         --          --
                                                                   -------       -------       -------      ------      ------
         Total dividends and distributions                              --            --         (1.33)         --          --
                                                                   -------       -------       -------      ------      ------
NET ASSET VALUE, END OF PERIOD                                     $ 15.22       $ 14.34       $ 24.78     $ 22.14      $ 8.61
                                                                   =======       =======       =======     =======      ======
         Total return                                                 6.14%(2)    (42.13)%       17.16%     157.14%     (13.90)%(2)

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)                        $19,690       $24,597       $70,342     $20,485      $1,242
      Ratio of expenses to average net assets(3)                      1.55%(4)      1.56%         1.57%       1.56%       1.55%(4)
      Ratio of net investment income (loss) to average
         net assets                                                  (0.11)%(4)    (0.34)%       (0.31)%     (0.34)%      0.38%(4)
      Decrease reflected in above operating expense
         ratios due to waivers/reimbursements                         1.33%(4)      0.70%         0.45%       2.16%      11.50%(4)
   Portfolio turnover rate                                              51%          106%          211%        274%         61%

(1)  For the period May 29, 1998 (inception date) through October 31, 1998.
(2)  Non-annualized.
(3) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expenses. These arrangements resulted in a reduction to the Common Class shares' net expense ratio by .00% for the six months ended April 30, 2002, and .01%, .02%, .01%, and .00% for the years ended October 31, 2001, 2000, 1999, and for the period ended October 31, 1998, respectively. The Common Class shares' net operating expense ratio after reflecting these arrangements was 1.55% for the six months ended April 30, 2002, and for the years ended October 31, 2001, 2000, 1999, and the period ended October 31, 1998, respectively.
(4)  Annualized.


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL SMALL COMPANY FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2002 (Unaudited)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    Credit Suisse International Small Company Fund, formerly Credit Suisse Warburg Pincus International Small Company ("the Fund"), is a Maryland Corporation, registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company which seeks capital appreciation.

    The Fund offers only Common Class shares. Common Class shares bear expenses paid pursuant to a shareholder servicing and distribution plan at an annual rate of .25% of the average daily net asset value of the Fund's shares.

    A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. The Fund's investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the last reported bid price, and if there is no bid price available, at the most recent ask price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, matrices, yield curves and other specific adjustments. If market quotations are not readily available, securities and other assets are valued by another method that the Board of Directors believes accurately reflects fair value. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, unless the Board determines that using this method would not reflect an investment's value.

    B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

    C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

    D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

    E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

    F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

    G) SHORT-TERM INVESTMENTS -- The Fund, together with other funds advised by Credit Suisse Asset Management, LLC ("CSAM") an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term time deposit issued by State Street Bank & Trust, the Fund's custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

    H) FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counter-parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At April 30, 2002 the Fund had no open forward foreign currency contracts.

    I) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Fund in connection with securities lending activity is invested in the AIM Institutional Funds -- Liquid Asset Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund had no securities out on loan during the six months ended April 30, 2002.

    Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, has been engaged by the Fund to act as the Fund's securities lending agent. Pending receipt of an exemption from the Securities and Exchange Commission ("SEC"), CSFB has agreed to charge the Fund fees for its securities lending activities equal to its costs in providing services as securities lending agent. CSFB also has voluntarily agreed to waive its fees for the securities lending agent services that it provides. CSFB may discontinue its voluntary fee waivers at any time.

    J) OTHER -- The Fund may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risks (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks

    The Fund may be subject to taxes imposed by countries in which it invests, with respect to it's investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned.

    CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at an annual rate of 1.10% of the Fund`s average daily net assets. For the six months ended April 30, 2002, investment advisory fees earned and voluntarily waived and expenses reimbursed were as follows:

                    GROSS                                           NET                      EXPENSE
                ADVISORY FEE              WAIVER               ADVISORY FEE              REIMBURSEMENTS
                ------------              ------               ------------              --------------
                   $127,893              $(127,893)                  $--                   $(27,205)

    Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and PFPC, Inc. ("PFPC"), an indirect, wholly-owned subsidiary of PNC Financial Services Group, serves as the Fund's co-administrators. For its administrative services, CSAMSI is entitled to receive from the Fund, a fee calculated at an annual rate of .10% of the Fund's average daily net assets. For the six months ended April 30, 2002, administrative services fees earned by CSAMSI were $11,627.

    For its administrative services, PFPC is entitled to receive a fee, exclusive of out-of-pocket expenses, based on the following fee structure:

              AVERAGE DAILY NET ASSETS                                  ANNUAL RATE
              ------------------------                                  -----------
              First $500 million                            .08% of average daily net assets
              Next $1 billion                               .07% of average daily net assets
              Over $1.5 billion                             .06% of average daily net assets

    For the six months ended April 30, 2002, administrative services fees earned by PFPC (including out-of-pocket expenses) were $27,791.

    In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund, pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives a fee for its distribution services. This fee is calculated at an annual rate of ..25% of the average daily net assets. For the six months ended April 30, 2002, shareholder servicing and distribution fees paid to CSAMSI were $29,067.

    Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation for these services from CSAM. CSAM is then reimbursed by the Fund. For the six months ended April 30, 2002, the Fund reimbursed CSAM $26,431, which is included in the Fund's transfer agent expense.

    Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing services. For the six months ended April 30, 2002, Merrill was paid $2,951 for its services to the Fund.

NOTE 3. LINE OF CREDIT

    The Fund, together with other funds advised by CSAM (collectively, the "Participating Funds"), participated in a $200 million committed, unsecured line of credit facility ("Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, BNP Paribas as syndication agent and certain other lenders for temporary or emergency purposes primarily relating to unanticipated Participating Funds' share redemptions. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of .10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such a manner as was determined by the governing Boards of the Participating Funds. In addition, the Participating Funds paid interest on borrowings at the Federal funds rate plus .50%.

    For the six months ended April 30, 2002, the Fund had borrowings under the Credit Facility as follows:

               AVERAGE DAILY                  WEIGHTED  AVERAGE                    MAXIMUM DAILY
               LOAN BALANCE                    INTEREST RATE %                   LOAN OUTSTANDING
               ------------                    ---------------                   ----------------
                    $25,186                            2.350%                        $2,397,000

NOTE 4. PURCHASES AND SALES OF SECURITIES

    For the six months ended April 30, 2002, purchases and sales of investment securities (excluding short-term investments) were $10,677,243 and $15,936,653, respectively.

    At April 30, 2002, the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and net unrealized depreciation from investments (based on cost for federal income tax purposes) were $2,444,171, $3,897,061 and $1,452,890, respectively.

NOTE 5. RESTRICTED SECURITIES

    Certain investments are restricted as to resale, are not readily marketable and are valued as determined by or under the direction of the Fund's Board in good faith, at fair value. The table below shows the number of shares held, the acquisition dates, aggregate cost, fair value as of April 30, 2002, and share value of the securities and percent of net assets, which the securities comprise.

                                                                                     PERCENTAGE
                                  SECURITY    ACQUISITION                 MARKET       OF NET
          SECURITY DESCRIPTION      TYPE         DATE          COST        VALUE       ASSETS
          --------------------      ----         ----          ----        -----       ------
          Wysdom, Inc.            Warrants      2/22/00      $330,600     $26,970          0.14%

NOTE 6. CAPITAL SHARE TRANSACTIONS

    The Fund is authorized to issue three billion full and fractional shares of capital stock, $.001 par value per share, of which two billion shares of each Fund are classified as Advisor Class shares and one billion shares are classified as Common Class shares. Transactions in Common class shares of the Fund were as follows:

                                                                           FOR THE
                                                                      SIX MONTHS ENDED           FOR THE
                                                                       APRIL 30, 2002           YEAR ENDED
                                                                         (UNAUDITED)         OCTOBER 31, 2001
                                                                      ----------------       ----------------
  Shares sold                                                             3,897,739              10,816,820
  Shares redeemed                                                        (4,318,609)            (11,940,131)
                                                                         ----------             -----------
  Net decrease                                                             (420,870)             (1,123,311)
                                                                         ==========             ===========

NOTE 7. SUBSEQUENT EVENT

    Effective as of the close of business on May 10, 2002, Credit Suisse International Focus Fund ("International Focus") acquired all of the net assets of the Fund in a tax-free exchange of shares. The shares exchanged were 1,929,501 shares (valued at $19,912,455) of the Common Class of International Focus for 1,283,846 shares of the Common Class of the Fund, the Fund's net assets of $21,398,091 at that date, which included $1,740,394 of unrealized depreciation, were combined with those of International Focus. The aggregate net assets of the Fund and International Focus immediately before the acquisition were $21,398,091 and $378,614,288, respectively and the combined net assets of International Focus after the acquisition were $400,012,379.

P.O. Box 9030, Boston, MA 02205-9030
800-927-2874 - www.CreditSuisseFunds.com


                                           [CREDIT SUISSE ASSET MANAGEMENT LOGO]
CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       WPINS-3-0402